Acquisitions, Divestitures, Equity-Method Investments and Assets and Liabilities Held for Sale, Licensing Arrangements and Research and Development and Collaborative Arrangements - Divestitures (Details) - USD ($)
$ / shares in Units, shares in Millions
	1 Months Ended			3 Months Ended		12 Months Ended
	Oct. 31, 2018	Sep. 30, 2018	Apr. 30, 2018	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014	Feb. 03, 2017	Oct. 06, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain representing difference between fair value of equity investment and book value of assets transferred						$ 454,000,000	$ 586,000,000	$ 224,000,000
Equity securities with readily determinable fair values(a)				$ 1,600,000,000		705,000,000	1,600,000,000
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale				9,725,000,000			9,725,000,000
Disposed of by Sale, Not Discontinued Operations [Member] | Phase 2b Ready AMPA Receptor Potentiator For CIAS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and common stock to be received for disposition			$ 75,000,000	85,000,000			85,000,000
Maximum amount of milestone payments to be received			$ 515,000,000
ICU Medical [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and common stock to be received for disposition											$ 1,000,000,000
ICU Medical [Member] | Disposed of by Sale, Not Discontinued Operations [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and common stock to be received for disposition										$ 900,000,000
Shares of common stock received for disposal										3.2
Value of common stock received for disposal										$ 428,000,000
Gain from sale of shares							302,000,000
Gain representing difference between fair value of equity investment and book value of assets transferred							47,000,000
Consideration receivable										75,000,000
Cash proceeds from disposal								200,000,000
Maximum contingent consideration										$ 225,000,000
Cellectis [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage									7.00%
Upfront payment									$ 80,000,000
Allogene [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage	18.00%		25.00%
Gain from contribution agreement					$ 50,000,000		50,000,000
Cerevel [Member] | Bain Capital [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain representing difference between fair value of equity investment and book value of assets transferred		$ 343,000,000					343,000,000
Cerevel [Member] | Bain Capital [Member] | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations [Member] | Neuroscience Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Committed investment from collaborator						350,000,000
Assets held for sale						0
Long-term Investments [Member] | Allogene [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity securities with readily determinable fair values(a)					127,000,000
Allogene [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Share price (in dollars per share)	$ 25
Other Nonoperating Income (Expense) [Member] | Disposed of by Sale, Not Discontinued Operations [Member] | Phase 2b Ready AMPA Receptor Potentiator For CIAS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and common stock to be received for disposition					$ 75,000,000
Milestone payment recognized				$ 10,000,000
Cerevel Therapeutics [Member] | Cerevel [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage		25.00%
Segment Reconciling Items [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain representing difference between fair value of equity investment and book value of assets transferred						$ 415,000,000	586,000,000	224,000,000
Segment Reconciling Items [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) on sale of assets							1,000,000	$ (55,000,000)
Segment Reconciling Items [Member] | Allogene [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from contribution agreement							50,000,000
Segment Reconciling Items [Member] | Cerevel [Member] | Bain Capital [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain representing difference between fair value of equity investment and book value of assets transferred							$ 343,000,000